Note 11 - Commitments	9 Months Ended
Sep. 30, 2018
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
11.	Commitments:

Operating lease commitments:

The Company has entered into operating leases for premises and equipment under which it is obligated to make minimum annual payments as described below:

Years ending December 31,
2018	$91
2019	419
2020	464
2021	474
2022	478
Thereafter	129
$2,055